Goodwill (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure Text Block Supplement [Abstract]
Impairment loss on goodwill	¥ 27,591	$ 4,229